K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

November 27, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Equity Funds
File Nos. 033-46924; 811-06618
Post-Effective Amendment No. 103

Dear Sir or Madam:

Transmitted herewith for filing on behalf of First Investors Equity Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (“Post-Effective Amendment No. 103”) relating to the First Investors Total Return Fund (the “Fund”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purpose of this filing is to reflect the addition of Muzinich & Co., Inc. as a sub-adviser to the Fund and the related changes to the Fund's principal investment strategies.  Pursuant to Rule 485(a)(1) under the 1933 Act, Post-Effective Amendment No. 103 will become effective 60 days after filing.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber
Attachments

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.